COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Selling, General and Administrative (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes		$ (42,897)	$ (30,603)	$ (28,029)
Shared-based compensation expense		(8,798)	(2,703)	(1,647)
Rental expenses		(13,739)	(12,032)	(9,945)
Office expenses		(11,800)	(10,200)	(9,448)
Professional services		(9,885)	(7,599)	(7,463)
Travel and housing		(4,460)	(5,054)	(3,435)
Taxes other than income tax		(6,140)	(5,010)	(4,908)
Depreciation and amortization expense		(11,789)	(6,637)	(4,860)
Promotional and marketing expenses		(1,305)	(1,123)	(1,654)
Recovery (charge) to allowance for doubtful accounts, net		5	(928)	(205)
Selling, general and administrative expense	[1],[2]	$ (110,808)	$ (81,889)	$ (71,594)

[1]	Includes depreciation and amortization expense of 11,789, 6,637 and 4,860 for 2017, 2016 and 2015, respectively. See note 5.2.
[2]	Includes share-based compensation expense of 5,666, 917 and 735 under cost of revenues; and 8,798, 2,703 and 1,647 under selling, general and administrative expenses for 2017, 2016 and 2015, respectively. See note 5.